Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenue	$ 550,694	$ 542,727	$ 541,983	$ 552,643	$ 571,259	$ 580,847	$ 598,109	$ 602,306	$ 2,188,047	$ 2,352,521	$ 2,472,386
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)									341,147	328,501	348,348
Selling, general and administrative									231,397	199,412	197,407
Impairment of goodwill and other intangibles					4,200,000					4,165,400
Depreciation and amortization									694,891	687,729	679,351
Total operating expenses									1,267,435	5,381,042	1,225,106
Income (loss) from operations	233,705	220,410	227,324	239,173	(3,897,122)	284,999	290,842	292,762	920,612	(3,028,521)	1,247,280
Interest expense (income), net									938,501	890,279	944,787
Gain (loss) on early extinguishment of debt									1,030,092	7,061	(40,423)
Other income (expense), net									(2,105)	(6,201)	(2,593)
Income (loss) before income taxes									1,010,098	(3,917,940)	259,477
Provision for income taxes									15,986	1,513	22,971
Net income (loss)	663,803	196,605	117,412	16,292	(4,115,321)	78,967	61,236	55,665	994,112	(3,919,453)	236,506
Net income attributable to noncontrolling interest									(3,915)	(3,934)	(3,974)
Net income (loss) attributable to Intelsat S.A.	662,820	195,622	116,429	15,326	(4,116,306)	77,982	60,220	54,717	990,197	(3,923,387)	232,532
Cumulative preferred dividends										(9,919)	(9,917)
Net income (loss) attributable to common shareholders	$ 662,820	$ 195,622	$ 116,429	$ 15,326	$ (4,116,306)	$ 77,982	$ 50,301	$ 54,717	$ 990,197	$ (3,933,306)	$ 222,615
Net income (loss) per common share attributable to Intelsat S.A.:
Basic	$ 5.62	$ 1.66	$ 1.02	$ 0.14	$ (38.29)	$ 0.73	$ 0.47	$ 0.51	$ 8.65	$ (36.68)	$ 2.09
Diluted	$ 5.56	$ 1.65	$ 0.98	$ 0.13	$ (38.29)	$ 0.66	$ 0.47	$ 0.47	$ 8.36	$ (36.68)	$ 1.99